Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 381,003	$ 970,799
Financial liabilities	3,080,884	2,722,957
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,055,955	1,541,974
Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,328,752	642,338
Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	367,005	502,809
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,869
Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,501
Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,235	24,072
Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70,258
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,753	11,764
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85,556
Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	321,103	172,441
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		756,677
Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,258
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,060
Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,840	38,741
Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1,682
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	381,003	969,117
Financial liabilities	2,980,575	2,711,193
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,055,955	1,541,974
Due within 1 year | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,328,752	642,338
Due within 1 year | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	367,005	502,809
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,869
Due within 1 year | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,501
Due within 1 year | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,235	24,072
Due within 1 year | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70,258
Due within 1 year | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	321,103	172,441
Due within 1 year | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		756,677
Due within 1 year | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,258
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,060
Due within 1 year | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,840	38,741
Due within 1 year | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1,682
Financial liabilities	100,309	11,764
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,753	11,764
Due between 1 and 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85,556
Due between 1 and 5 years | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Due between 1 and 5 years | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1,682
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Financial liabilities	0	0
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Due beyond 5 years | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0